Schedule of allowance for credit loss of trade receivables (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
(Reversal of provision) Provision for the year	$ 306,180	$ 2,383,000	$ (3,158,000)
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year		6,317,000	8,347,208
Retrospective adjustment upon adoption of ASC 326			1,027,792
(Reversal of provision) Provision for the year		2,473,000	(3,158,000)
Balance at end of the year		$ 8,790,000	$ 6,317,000